SCHEDULE OF FAIR VALUE ASSUMPTIONS OF OPTIONS AND WARRANTS (Details) - $ / shares	Jun. 28, 2023	Feb. 24, 2023	Aug. 03, 2022
IfrsStatementLineItems [Line Items]
Expected dividend yield			0.00%
Expected share price volatility			141.63%
Risk free interest rate			3.14%
Warrants [member]
IfrsStatementLineItems [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Share price of last financing			$ 0.48
Expected share price volatility	92.06%	77.52%
Risk free interest rate	4.13%	4.28%	3.18%
Warrants [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected share price volatility			64.91%
Remaining life of warrants and options			10 days
Warrants [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Expected share price volatility			113.22%
Remaining life of warrants and options			2 years
Options [member]
IfrsStatementLineItems [Line Items]
Expected dividend yield			0.00%
Share price of last financing			$ 0.48
Options [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected share price volatility			133.15%
Risk free interest rate			2.85%
Remaining life of warrants and options			2 years 6 months 21 days
Options [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Expected share price volatility			143.30%
Risk free interest rate			3.08%
Remaining life of warrants and options			4 years 2 months 23 days